Loss per share	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Loss per share	Loss per share
Basic and diluted net loss per share for the six months ended June 30, 2023 and 2024 have been calculated as follows:

	Six Months Ended June 30
	2023	2024
	RMB	RMB
Numerator:
Net loss attributable to ECARX Holdings Inc.	(375,126)	(570,546)
Numerator for basic and diluted net loss per share calculation	(375,126)	(570,546)

Denominator:
Weighted average number of ordinary shares – basic and diluted	337,395,390	337,935,301
Denominator for basic and diluted net loss per share calculation	337,395,390	337,935,301
Net loss per share attributable to ordinary shareholders
— Basic and diluted	(1.11)	(1.69)

The potential dilutive instruments that have not been included in the calculation of diluted loss per share as their inclusion would be anti-dilutive are as follows:

	Six Months Ended June 30
	2023	2024
Warrants	23,871,971	23,871,971
Share options	11,389,486	16,025,660
Convertible Notes	5,652,174	5,652,174